VIA EDGAR


May 5, 2008


Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:     FS Variable Annuity Account Five ("Registrant")
        First SunAmerica Life Insurance Company ("Depositor")
        Seasons Select II Variable Annuity
        File No. 333-146452 and 811-08369


Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of Prospectus as supplemented and Statement of Additional Information dated April 30, 2008 for Registrant on behalf of the Seasons Select II Variable Annuity contains no changes from the form of Prospectus as supplemented and Statement of Additional Information contained in Post-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 4 under the Investment Company Act of 1940, respectively, to the above-mentioned Registration Statement filed on Form N-4 with the Securities and Exchange Commission on April 29, 2008, via EDGAR.

Should you have any questions regarding this filing, please do not hesitate to contact me at (310) 772-6549.

Very truly yours,


/s/ Jennifer Herron
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Jennifer Herron
Paralegal